UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:              811-01436
                                                 ---------
                           CAPSTONE SERIES FUND, INC.
                           --------------------------
               (Exact name of registrant as specified in charter)
5847 SAN FELIPE SUITE 4100 HOUSTON, TX                                    77057
--------------------------------------------------------------------------------
    (Address of principal executive offices)                          (Zip code)
      BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
     ----------------------------------------------------------------------
                     (Name and address of agent for service)
Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end: 10/31/05
                         --------

Date of reporting period: 1/31/05
                          -------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ([section][section] 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549- 0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [section] 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in [section][section] 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 -
12-14]. The schedules need not be audited.

CAPSTONE SERIES FUND,INC.
GROWTH FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                                  VALUE
                                                             SHARES                 $
                                                             ------               -----
COMMON STOCKS  (99.9%)
AEROSPACE/DEFENSE  (3.6%)
United Technologies Corp.                                    16,590             1,670,281
                                                                                ---------
BANKS  (6.7%)
U.S. Bancorp                                                 43,560             1,308,978
Wells Fargo & Co.                                            28,670             1,757,471
                                                                                ---------
                                                                                3,066,449
BIOTECHNOLOGY  (2.1%)                                                           ---------
Amgen, Inc. (b)                                              15,360               956,006
                                                                                ---------
BUILDING MATERIALS  (3.1%)
American Standard Cos., Inc. (b)                             35,190             1,409,008
                                                                                ---------
COMPUTER HARDWARE  (3.9%)
Dell, Inc. (b)                                               29,760             1,242,778
Microchip Technology, Inc.                                   21,560               561,638
                                                                                ---------
                                                                                1,804,416
                                                                                ---------
COMPUTER SERVICES & SOFTWARE  (7.0%)
Automatic Data Processing, Inc.                              14,850               645,678
Fiserv, Inc. (b)                                             18,500               707,625
Microsoft Corp.                                              71,820             1,887,430
                                                                                ---------
                                                                                3,240,733
                                                                                ---------
CONSUMER PRODUCTS  (3.1%)
PepsiCo, Inc.                                                 9,080               487,596
Procter & Gamble Co.                                         17,600               936,848
                                                                                ---------
                                                                                1,424,444
                                                                                ---------
CONTAINERS  (2.0%)
Pactiv Corp. (b)                                             40,440               898,172
                                                                                ---------

DIVERSIFIED MANUFACTURING  (8.8%)
Danaher Corp.                                                18,150               996,072
Dover Corp.                                                  24,970               956,351
General Electric Co.                                         57,510             2,077,836
                                                                                ---------
                                                                                4,030,259
                                                                                ---------
ELECTRONICS  (1.7%)
L-3 Communications Holdings, Inc.                            11,230               801,934
                                                                                ---------
FINANCIAL SERVICES  (16.1%)
American International Group, Inc.                           26,706             1,770,341
Citigroup, Inc.                                              43,482             2,132,791
Fannie Mae                                                   16,280             1,051,362
Merrill Lynch & Co., Inc.                                    29,270             1,758,249
SLM Corp.                                                    14,740               739,801
                                                                                ---------
                                                                                7,452,544
                                                                                ---------
HEALTHCARE  (2.5%)
Stryker Corp.                                                 9,770               480,098
UnitedHealth Group, Inc.                                      7,730               687,197
                                                                                ---------
                                                                                1,167,295
                                                                                ---------
MEDIA  (3.2%)
McGraw-Hill Cos., Inc.                                       16,210             1,467,005
                                                                                ---------

CAPSTONE SERIES FUND, INC.
GROWTH FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                                     VALUE
                                                             SHARES                    $
                                                             ------                  -----
MEDICAL PRODUCTS  (3.0%)
Johnson & Johnson                                            21,120                 1,366,464
                                                                                  -----------
OIL & GAS  (9.1%)
ChevronTexaco Corp.                                          38,150                 2,075,360
Exxon Mobil Corp.                                            40,670                 2,098,572
                                                                                  -----------
                                                                                    4,173,932
                                                                                  -----------
PHARMACEUTICALS  (5.4%)
Allergan, Inc.                                                8,240                   625,828
Gilead Sciences, Inc. (b)                                    17,160                   567,996
Pfizer, Inc.                                                 53,697                 1,297,320
                                                                                  -----------
                                                                                    2,491,144
                                                                                  -----------
RETAIL  (11.4%)
Lowe's Cos., Inc.                                            13,760                   784,182
Target Corp.                                                 19,520                   991,030
Wal-Mart Stores, Inc.                                        29,570                 1,549,467
Walgreen Co.                                                 21,750                   926,768
Yum! Brands, Inc.                                            20,950                   971,033
                                                                                  -----------
                                                                                    5,222,480
                                                                                  -----------
SEMICONDUCTORS  (3.5%)
KLA-Tencor Corp. (b)                                         20,090                   929,163
Maxim Integrated Products, Inc.                              17,820                   695,158
                                                                                  -----------
                                                                                    1,624,321
                                                                                  -----------
TELECOMMUNICATIONS  (3.7%)
Cisco Systems, Inc. (b)                                      54,900                   990,396
QUALCOMM, Inc.                                               19,140                   712,774
                                                                                  -----------
                                                                                    1,703,170
                                                                                  -----------
TOTAL COMMON STOCKS                                                                45,970,057
                                                                                  -----------

SHORT TERM INVESTMENTS  (0.2%)
AIM Short Term Investment Trust
  STIC Prime Portfolio, Institutional Class,
  2.27% (c)                                                  17,970                    17,970
Fifth Third Institutional Government
  Money Market Fund, 2.07% (c)                               68,386                    68,386
                                                                                  -----------
TOTAL SHORT TERM INVESTMENTS                                                           86,356
                                                                                  -----------

TOTAL INVESTMENTS (COST $39,625,867) (a) -- 100.1%                                $46,056,413
                                                                                  ===========

-----------
Percentages indicated are based on net assets as of January 31,2005.

(a) Cost for federal income tax purposes is $ 39,629,859. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

    Unrealized appreciation                $ 8,208,766
    Unrealized depreciation                 (1,782,212)
                                           -----------
    Net unrealized appreciation            $ 6,426,554
                                           ===========
(b) Represents non-income producing security.
(c) Rate shown represents the rate as of January 31, 2005.

CAPSTONE SERIES FUND, INC.
GROWTH FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

Percentages are based on total investments as of January 31, 2005.

INDUSTRY DIVERSIFICATION                            PERCENT
------------------------                            -------
Aerospace/Defense                                      3.6%
Banks                                                  6.7%
Biotechnology                                          2.1%
Building Materials                                     3.1%
Computer Hardware                                      3.9%
Computer Services and Software                         7.0%
Consumer Products                                      3.1%
Containers                                             2.0%
Diversified Manufacturing                              8.8%
Electronics                                            1.7%
Financial Services                                    16.1%
Healthcare                                             2.5%
Media                                                  3.2%
Medical Products                                       3.0%
Oil & Gas                                              9.1%
Pharmaceuticals                                        5.4%
Retail                                                11.3%
Semiconductors                                         3.5%
Short Term Investments                                 0.2%
Telecommunications                                     3.7%
                                                     -----
Total Investments                                    100.0%
                                                     =====

        SEE ACCOMPANYING NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS.

Notes to Schedule of Portfolio Investments
Capstone Growth Fund
January 31, 2005
(Unaudited)

1. ORGANIZATION

The Capstone Series Fund, Inc. (the "Company") was organized as a Maryland corporation and is registered under the Investment Company Act of 1940
(the "Act") as a diversified open-end management company. On January 22, 2002 the Company name was changed to Capstone Series Fund, Inc. from Capstone Growth Fund, Inc. and the Fund was re-designated Capstone Growth Fund. The Company currently consists of one diversified series: the Growth Fund (the "Fund"). The Growth Fund's investment objective is to seek long-term capital appreciation by primarily investing in common stocks that represent a broad spectrum of the economy.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of the schedule of portfolio investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts. Actual results could differ from those estimates.

3. PORTFOLIO VALUATION

Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

4. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Portfolio security transactions are reported on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

5. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 102% collateralized and marked to market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may by subject to certain costs, losses or delays. The Fund had no investments in repurchase agreements as of January 31, 2005.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).
CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                    SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capstone Series Fund, Inc.
             --------------------------
By (Signature and Title)*
/s/ Edward L. Jaroski
-----------------------------------------------------
Edward J. Jaroski - President & Chairman of the Board
Date March 18, 2005
    -------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ Richard A. Nunn
---------------------------------------
Richard A. Nunn - Senior Vice President

Date March 18, 2005
    -----------------------------------

By (Signature and Title)*
/s/ Carla Homer
---------------------------------------
Carla Homer - Treasurer

Date March 18, 2005
    ------------------------------------

* Print the name and title of each signing officer under his or her signature.